Kingsoft acquisition in 2014 Additional Information (Detail) - Kingsoft Corporation Limited [Member] $ in Thousands	Sep. 05, 2014 USD ($)
Business Combination, Consideration Transferred, Fair value of share based award	$ 300
Business Combination, Consideration Transferred, Fair value of share based award attribute to Serives by Employess Before combination	303
Business Combination, Consideration Transferred, Fair value of share based award attribute to Serives by Employess After combination	44
Payments to Acquire Businesses, Gross	$ 33,000